Inventories (Schedule of Inventory Write-offs) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended	3 Months Ended		6 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Jun. 30, 2013 Successor [Member]	Jun. 30, 2013 Successor [Member] Pre-Launch Inventories [Member]	Dec. 31, 2012 Successor [Member] Pre-Launch Inventories [Member]	Jun. 30, 2013 Successor [Member] Pre-Launch Inventories [Member]	Jun. 30, 2012 Predecessor [Member]	Jun. 30, 2012 Predecessor [Member]	Sep. 28, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member] Pre-Launch Inventories [Member]	Jun. 30, 2012 Predecessor [Member] Pre-Launch Inventories [Member]	Jun. 30, 2012 Predecessor [Member] Pre-Launch Inventories [Member]	Sep. 28, 2012 Predecessor [Member] Pre-Launch Inventories [Member]	Dec. 31, 2011 Predecessor [Member] Pre-Launch Inventories [Member]
Inventories [Line Items]
Inventory write-offs	$ 6,422	$ 2,567	$ 10,529	$ 0	$ 1,730	$ 689	$ 5,951	$ 8,570	$ 17,209	$ 7,200	$ 7,584	$ 102	$ 5,547	$ 6,507	$ 10,208	$ 1,607